LEASES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 30, 2017	Dec. 31, 2016	Dec. 26, 2015
Future minimum payments under non-cancelable operating leases [Abstract]
2018	$ 19,405
2019	13,187
2020	9,967
2021	7,778
2022	5,947
Thereafter	17,640
Total minimum lease payments	73,924
Rent expense	$ 22,300	$ 10,500	$ 6,300
Minimum
Operating Leased Assets
Term of lease	1 year
Renewal options of lease	5 years
Minimum | Motor Vehicles, Equipment and Aircraft
Operating Leased Assets
Term of lease	1 year
Maximum
Operating Leased Assets
Term of lease	10 years
Renewal options of lease	15 years
Maximum | Motor Vehicles, Equipment and Aircraft
Operating Leased Assets
Term of lease	10 years